May 01, 2019
Natixis Oakmark Fund
(each a “Fund”)

Supplement dated May 23, 2019 to the Natixis Funds Prospectus and Summary Prospectuses, each dated May 1, 2019, as may be revised and supplemented from time to time.

Effective immediately, the text of the last footnote to the “Annual Fund Operating Expenses” table in the “Fund Fees & Expenses” sub-section of the Fund Summary section of each Fund’s prospectus is hereby amended and restated as follows:

Natixis Advisors, L.P. (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through April 30, 2020 and may be terminated before then only with the consent of the Fund’s Board of Trustees.